Financial Risk Management - Carrying Amounts of Trade and Other Receivables (Details) € in Thousands, £ in Thousands, kr in Thousands, SFr in Thousands, R$ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 COP ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 SEK (kr)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 SEK (kr)	Dec. 31, 2021 CHF (SFr)
Financial Risk Management [Line Items]
Carrying amount of trade and other receivables	$ 55,977							$ 109,798
Other
Financial Risk Management [Line Items]
Carrying amount of trade and other receivables	1,559							957
Currency Risk
Financial Risk Management [Line Items]
Carrying amount of trade and other receivables	$ 17,126	£ 21,493	€ 10,983	$ 3,547	R$ 710	kr 432	SFr 127	$ 51,568	£ 27,089	€ 24,057	$ 3,398	R$ 783	kr 954	SFr 992